Secured Loans (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Promissory Note, Short-Term Bank Loans, Net & Secured Loans [Abstract]
Schedule of secured loans

			December 31,	December 31,
Lender name	Interest rate	Term	2016	2015
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 12.0%	From May 29, 2015 to May 28, 2016	$-	$9,365,806
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.5%	From October 29, 2015 to Oct 28, 2016	-	15,373,476
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	14,370,526	-
Less unamortized financing cost			(215,558)
			$14,154,968	$24,739,282